Consolidated Statements of Loss and Comprehensive Loss (Income) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
EXPENSES
General and administrative	$ 4,677	$ 6,084	$ 5,749
Interest	8,355	18,414	367
Foreign exchange loss	1,006	4,068
Foreign exchange (gain)			(4,563)
Share of joint venture expenditures - Lion Battery	595
Stock compensation expense	787	77	1,144
Closure, care and maintenance costs (recovery)	(509)	14,437
Impairment charge			589,162
Operating expenses, total	14,911	43,080	591,859
Loss (Gain) on fair value derivatives and warrants	2,732	(3,726)	(2,081)
Loss on Asset Held for Sale		2,304
(Gain) Loss on fair value of marketable securities	(609)	105
Net finance income	(364)	(739)	(1,062)
Loss for the year before income taxes	16,670	41,024	588,716
Deferred income tax expense	106	0	1,655
Loss for the year	16,776	41,024	590,371
Currency translation adjustment	(105)	(6,350)	(59,086)
Tax impact of previously recorded to comprehensive loss		(15,527)
Comprehensive loss for the year	16,671	19,147	531,285
Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	16,776	38,682	542,415
Non-controlling interests		2,342	47,956
Loss	16,776	41,024	590,371
Comprehensive income attributable to:
Shareholders of Platinum Group Metals Ltd.	16,671	16,805	480,741
Non-controlling interests	0	2,342	50,544
Comprehensive loss for the year	$ 16,671	$ 19,147	$ 531,285
Basic and diluted loss per common share	$ 0.52	$ 2.03	$ 43.04
Weighted average number of common shares outstanding: Basic and diluted	32,534,646	19,053,144	12,601,908